Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The 2024 Restatement does not affect any of the Company’s key business metrics or compliance with any financial covenants. The 2024 Restatement does not have any impact on management's or other employees' compensation, as incentive compensation plans were based on the attainment of metrics and operational goals unaffected by the adjustments. Accordingly, the Company concluded that recovery of erroneously awarded compensation was not required pursuant to the Clawback Policy.